Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	$ 128,884,000	$ 192,927,000	$ 283,425,000
Adjustments to reconcile net income to net cash provided from (used in) operating activities:
Depreciation and amortization	202,543,000	164,923,000	163,045,000
Other amortization expenses	17,169,000	15,412,000	14,837,000
Provision for loan losses	29,684,000	23,261,000	94,000
Impairment of assets	947,000	25,223,000	32,648,000
Stock-based compensation expense	11,823,000	9,633,000	8,530,000
Loss (gain) on extinguishment of debt	34,171,000	25,107,000	(2,094,000)
Income from unconsolidated joint ventures	(6,673,000)
Rental income less than (in excess of) cash received	(6,594,000)	11,259,000	7,793,000
Amortization related to above (below) market leases, net	(2,856,000)	(1,713,000)	(1,039,000)
Loss (gain) on sales of properties	(36,115,000)	(43,394,000)	(163,933,000)
Other income less than (in excess of) cash received		(5,000,000)
Deferred gain on sales of properties			3,708,000
Increase (decrease) in accrued expenses and other liabilities	12,293,000	(311,000)	17,363,000
Decrease (increase) in receivables and other assets	(20,535,000)	(36,068,000)	(3,694,000)
Net cash provided from (used in) operating activities	364,741,000	381,259,000	360,683,000
Investing activities
Investment in real property, net of cash acquired	(2,074,176,000)	(598,959,000)	(1,072,376,000)
Capitalized interest	(20,792,000)	(41,170,000)	(25,029,000)
Investment in real estate loans receivable	(97,265,000)	(74,417,000)	(83,109,000)
Other investments, net of payments	(133,894,000)	(22,133,000)	(21,725,000)
Principal collected on real estate loans receivable	43,495,000	111,779,000	18,169,000
Contributions to unconsolidated joint ventures	(196,413,000)
Distributions by unconsolidated joint ventures	103,000
Decrease (increase) in restricted cash	(52,124,000)	130,833,000	(138,502,000)
Proceeds from sales of real property	219,027,000	224,007,000	287,047,000
Net cash provided from (used in) investing activities	(2,312,039,000)	(270,060,000)	(1,035,525,000)
Financing activities
Net increase (decrease) under unsecured lines of credit arrangements	160,000,000	(430,000,000)	263,000,000
Proceeds from issuance of senior unsecured convertible notes	1,821,683,000
Payments to extinguish senior unsecured notes	(495,542,000)	(201,048,000)	(42,330,000)
Net proceeds from the issuance of secured debt	154,306,000	276,277,000
Payments on secured debt	(217,711,000)	(107,736,000)	(58,594,000)
Net proceeds from the issuance of common stock	995,438,000	704,533,000	782,285,000
Decrease (increase) in deferred loan expenses	(3,869,000)	(7,431,000)	(348,000)
Contributions by noncontrolling interests	2,611,000	2,255,000	3,556,000
Distributions to noncontrolling interests	(3,301,000)	(2,104,000)	(2,766,000)
Cash distributions to stockholders	(370,223,000)	(333,839,000)	(276,860,000)
Net cash provided from (used in) financing activities	2,043,392,000	(99,093,000)	667,943,000
Increase (decrease) in cash and cash equivalents	96,094,000	12,106,000	(6,899,000)
Cash and cash equivalents at beginning of period	35,476,000	23,370,000	30,269,000
Cash and cash equivalents at end of period	131,570,000	35,476,000	23,370,000
Supplemental cash flow information:
Interest paid	156,207,000	143,697,000	156,914,000
Income taxes paid	$ 319,000	$ 854,000	$ 1,789,000